Shareholders' Equity - Schedule of Preferred Stock (Details)	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate (as a percent)	5.00%
Preferred stock, amount outstanding | $	$ 525,000,000
Book value (net of capital surplus) | $	$ 519,000,000
Preferred stock, shares authorized (in shares) | shares	21,000
Preferred stock, shares outstanding (in shares) | shares	21,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 1
Liquidation preference | $	$ 25,000
Ownership interest per depositary share ratio	0.04
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 1,000
Dividend payable per share (in dollars per share) | $ / shares	$ 50.00
Series E Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate (as a percent)	6.125%
Preferred stock, amount outstanding | $	$ 500,000,000
Book value (net of capital surplus) | $	$ 490,000,000
Preferred stock, shares authorized (in shares) | shares	500,000
Preferred stock, shares outstanding (in shares) | shares	500,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 1
Liquidation preference | $	$ 1,000
Ownership interest per depositary share ratio	25,000.000
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 25
Dividend payable per share (in dollars per share) | $ / shares	$ 1.531252
Series F Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate (as a percent)	5.65%
Preferred stock, amount outstanding | $	$ 425,000,000
Book value (net of capital surplus) | $	$ 412,000,000
Preferred stock, shares authorized (in shares) | shares	425,000
Preferred stock, shares outstanding (in shares) | shares	425,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 1
Liquidation preference | $	$ 1,000
Ownership interest per depositary share ratio	25,000.000
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 25
Dividend payable per share (in dollars per share) | $ / shares	$ 1.412500
Series G Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate (as a percent)	5.625%
Preferred stock, amount outstanding | $	$ 450,000,000
Book value (net of capital surplus) | $	$ 435,000,000
Preferred stock, shares authorized (in shares) | shares	450,000
Preferred stock, shares outstanding (in shares) | shares	450,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 1
Liquidation preference | $	$ 1,000
Ownership interest per depositary share ratio	25,000.000
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 25
Dividend payable per share (in dollars per share) | $ / shares	$ 1.406252
Series H Preferred Stock
Class of Stock [Line Items]
Preferred stock, dividend rate (as a percent)	6.20%
Preferred stock, amount outstanding | $	$ 600,000,000
Book value (net of capital surplus) | $	$ 590,000,000
Preferred stock, shares authorized (in shares) | shares	600,000
Preferred stock, shares outstanding (in shares) | shares	600,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 1
Liquidation preference | $	$ 1,000
Ownership interest per depositary share ratio	25,000.000
Preferred stock, liquidation preference (in dollars per share) | $ / shares	$ 25
Dividend payable per share (in dollars per share) | $ / shares	$ 1.550000